March 6, 2001



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re: Transamerica Occidental Life Insurance Company and Transamerica Occidental Life Separate Account
                  VL (File No. 33-2022)

Dear Commissioner:

On behalf of Transamerica Occidental Life Insurance Company and Transamerica Occidental Life Separate Account VL ("separate account"), incorporated by reference is the annual report for the underlying fund, the EQ Advisers Trust, for filing with the Securities and Exchange Commission, pursuant to Rule 30b2-1 under the Investment Company Act of 1940 ("Act").

         Filer/Entity:              EQ Advisers Trust
         File #:                    811-07953
         CIK #:                     0001027263
         Accession #:               0000950136-01-000411
         Date of Filing:            3-5-2001

This annual report is for the period ending December 31, 2000, and has been transmitted to contract holders in accordance with Rule 30d-2 under the Act.

If you have any questions regarding this filing, please contact the undersigned at (213) 742-3126.

Very truly yours,



Susan Vivino
Second Vice President and
Assistant Secretary

cc:      F. Bellamy, Esq.
         R. Fink, Esq.